SHARE CAPITAL - EARNINGS PER COMMON SHARES (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	12,000,000	12,000,000	15,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	847,000,000	829,000,000	806,000,000
Effect of dilutive options (in shares)	11,000,000	11,000,000	11,000,000
Diluted weighted average shares outstanding	858,000,000	840,000,000	817,000,000
Stock options
Weighted average number of shares outstanding diluted
Antidilutive securities excluded from the diluted earnings per common share calculation (in shares)	7,960,028	6,058,580	6,327,500
Weighted average exercise price of antidilutive securities (in Canadian dollars per share)	CAD 55.81	CAD 48.78	CAD 44.85